INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
INTERIM FINANCIAL DATA
INTERIM FINANCIAL DATA

On July 1, 2015, the Company, Frontline Acquisition Ltd, or Frontline Acquisition, a newly formed and wholly-owned subsidiary of the Company, and Frontline 2012 Ltd, or Frontline 2012, entered into an agreement and plan of merger pursuant to which Frontline Acquisition and Frontline 2012 agreed to enter into a merger transaction, or the Merger, with Frontline 2012 as the surviving legal entity and thus becoming a wholly-owned subsidiary of the Company. For accounting purposes, the merger with Frontline 2012 has been treated as a reverse business acquisition. Because this transaction is accounted for as a reverse business acquisition, the financial statements included in this Form 6-K for the period through November 30, 2015 are those of Frontline 2012. The financial statements reflect the reverse business acquisition of the Company by Frontline 2012 for the period since November 30, 2015.
The unaudited condensed interim financial statements of Frontline Ltd. (“Frontline” or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's financial statements, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The unaudited condensed interim financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2015, filed with the Securities and Exchange Commission on March 21, 2016. The unaudited condensed interim financial statements do not include all the disclosures required by US GAAP. The results of operations for the interim period ended June 30, 2016 are not necessarily indicative of the results for the year ending December 31, 2016.